Document and Entity Information	May 06, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001675033
Document Type	8-K
Document Period End Date	May 06, 2025
Entity Registrant Name	GREAT ELM CAPITAL CORP.
Entity Incorporation State Country Code	MD
Entity File Number	814-01211
Entity Tax Identification Number	81-2621577
Entity Address, Address Line One	3801 PGA Boulevard
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	(617)
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	GECC
Security Exchange Name	NASDAQ
M 5.875 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Notes due 2026
Trading Symbol	GECCO
Security Exchange Name	NASDAQ
M 8.75 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.75% Notes due 2028
Trading Symbol	GECCZ
Security Exchange Name	NASDAQ
M 8.50 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Notes due 2029
Trading Symbol	GECCI
Security Exchange Name	NASDAQ
M 8.125 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.125% Notes due 2029
Trading Symbol	GECCH
Security Exchange Name	NASDAQ